Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended			145 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014
Net loss for the year before income tax	$ (3,949,000)	$ (7,906,000)	$ (8,998,000)
Combined federal and provincial tax rate	26.00%	25.00%	26.00%
Expected income tax recovery	(1,020,000)	(1,977,000)	(2,373,000)
Items not deductible for tax purposes	21,000	218,000	168,000
Financing fees charged to equity	0	0	(247,000)
Effect of rate change	656,000	39,000	0
Net tax effect of assets recorded on re-domicile	0	0	(1,420,000)
Change in valuation allowance	357,189	1,742,119	3,763,000
Income Tax Expense (Benefit), Total	$ 14,189	$ 22,119	$ 0	$ 36,308